Other Financial Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of financial assets and liabilities
The following foreign currency forward contracts are outstanding at December 31, 2021 and 2022 (in millions, except average foreign currency/US$):

	Fair Value of Derivative Instruments
Derivative Instruments	Other Current Financial Assets	Other Non-current Financial Assets	Other Current Financial Liabilities	Other Non-current Financial Liabilities	Notional Amount	Average Foreign Currency/ US$	Average Strike Price	Maturity
Outstanding as of December 31, 2021:
Forward contracts:
Euro forward contracts (receive euros/pay US$)	$4	$—	$(38)	$—	$1,240	0.86	—	2022 - 2023
Singapore dollar forward contracts (receive Singapore$/pay US$)	3	—	(3)	—	858	1.35	—	2022
Japanese yen forward contracts (receive Japanese yen/pay US$)	2	—	(7)	—	300	112.77	—	2022 - 2023
Interest rate swaps	—		—	(8)	993	—	0.382% - 1.731%	2023 - 2026
Cross currency swaps (receive euros/pay US$)	—	—	—	(4)	551	0.89	3.834% - 4.182%	2024 - 2026
Cross currency swaps (receive Singapore $/pay US$)	—	—	—	(4)	109	1.37	1.830% - 1.941%	2028
Commodity hedge	14	2	(1)	(1)	96	—	—	2022 - 2023
Total	$23	$2	$(49)	$(17)	$4,147

Outstanding as of December 31, 2022:
Forward contracts:
Euro forward contracts (receive Euros/Pay US$)	$46	$3	$(32)	$—	$1,203	0.94	—	2023 - 2024
Singapore dollar forward contracts (receive Singapore$/pay US$)	15	—	(1)	—	496	1.37	—	2023
Japanese yen forward contracts (receive Japanese yen/pay US$)	18	—	(20)	—	236	127.22	—	2023 - 2024
Interest rate swaps	—	42	—	—	795	—	0.382% - 1.731%	2023 - 2026
Cross currency swaps (receive euros/pay US$)	—	2	—	(3)	535	0.89	3.834% - 4.182%	2024 - 2026
Cross currency swaps (receive Singapore $/pay US$)	—	51	—	—	796	1.37	1.830% - 1.941%	2028
Commodity hedge	—	—	(8)	(2)	47	—	512.56	2023
Total	$79	$98	$(61)	$(5)	$4,108

Disclosure of financial assets and liabilities

As of December 31, 2022 Interest rate swaps (in millions USD)	Currency	Nominal amount	Maturity
Three-month LIBOR	USD	19	2023
Three-month LIBOR	USD	624	2024
Six-month LIBOR	USD	152	2026
Total	USD	795

Cross currency swaps (in millions Euro)
Three-month LIBOR	EUR	83	2024
Six-month LIBOR	EUR	335	2024
Six-month LIBOR	EUR	57	2026
Total	EUR	475
The following foreign currency forward contracts are outstanding at December 31, 2021 and 2022 (in millions, except average foreign currency/US$):

	Fair Value of Derivative Instruments
Derivative Instruments	Other Current Financial Assets	Other Non-current Financial Assets	Other Current Financial Liabilities	Other Non-current Financial Liabilities	Notional Amount	Average Foreign Currency/ US$	Average Strike Price	Maturity
Outstanding as of December 31, 2021:
Forward contracts:
Euro forward contracts (receive euros/pay US$)	$4	$—	$(38)	$—	$1,240	0.86	—	2022 - 2023
Singapore dollar forward contracts (receive Singapore$/pay US$)	3	—	(3)	—	858	1.35	—	2022
Japanese yen forward contracts (receive Japanese yen/pay US$)	2	—	(7)	—	300	112.77	—	2022 - 2023
Interest rate swaps	—		—	(8)	993	—	0.382% - 1.731%	2023 - 2026
Cross currency swaps (receive euros/pay US$)	—	—	—	(4)	551	0.89	3.834% - 4.182%	2024 - 2026
Cross currency swaps (receive Singapore $/pay US$)	—	—	—	(4)	109	1.37	1.830% - 1.941%	2028
Commodity hedge	14	2	(1)	(1)	96	—	—	2022 - 2023
Total	$23	$2	$(49)	$(17)	$4,147

Outstanding as of December 31, 2022:
Forward contracts:
Euro forward contracts (receive Euros/Pay US$)	$46	$3	$(32)	$—	$1,203	0.94	—	2023 - 2024
Singapore dollar forward contracts (receive Singapore$/pay US$)	15	—	(1)	—	496	1.37	—	2023
Japanese yen forward contracts (receive Japanese yen/pay US$)	18	—	(20)	—	236	127.22	—	2023 - 2024
Interest rate swaps	—	42	—	—	795	—	0.382% - 1.731%	2023 - 2026
Cross currency swaps (receive euros/pay US$)	—	2	—	(3)	535	0.89	3.834% - 4.182%	2024 - 2026
Cross currency swaps (receive Singapore $/pay US$)	—	51	—	—	796	1.37	1.830% - 1.941%	2028
Commodity hedge	—	—	(8)	(2)	47	—	512.56	2023
Total	$79	$98	$(61)	$(5)	$4,108

Disclosure of fair value of financial instruments
The following table presents the fair values and locations of these derivative instruments recorded in the consolidated statements of financial position:

	Fair Value of Derivative Instruments
	Assets Derivatives		Liabilities Derivatives
(in millions)	Statement of Financial Position Location	Fair Value	Statement of Financial Position Location	Fair Value
As of December 31, 2021:
Derivatives designated as hedging instruments
- foreign currency forward contracts	Other current financial assets	$6	Other current financial liabilities	$(46)
- interest rate swaps	Other non-current financial assets		Other non-current financial liabilities	(8)
- cross currency swaps	Other non-current financial assets	—	Other non-current financial liabilities	(8)
- commodity hedge	Other current financial assets	14	Other current financial liabilities	(1)
	Other non-current financial assets	2	Other non-current financial liabilities	(1)
Derivatives not designated as hedging instruments
- foreign currency forward contracts	Other current financial assets	3	Other current financial liabilities	(2)
Total derivatives		$25		$(66)
As of December 31, 2022:
Derivatives designated as hedging instruments
- foreign currency forward contracts	Other current financial assets	$69	Other current financial liabilities	$(52)
	Other non-current financial assets	3
- interest rate swaps	Other non-current financial assets	42	Other non-current financial liabilities	—
- cross currency swaps	Other non-current financial assets	53	Other non-current financial liabilities	(3)
- commodity hedge	Other current financial assets	—	Other current financial liabilities	(8)
	Other non-current financial assets	—	Other non-current financial liabilities	(2)
Derivatives not designated as hedging instruments
- foreign currency forward contracts	Other current financial assets	10	Other current financial liabilities	(1)
Total derivatives		$177		$(66)

Sensitivity analysis for types of market risk

(in millions)	Amount of Gains (Losses) Recognized in Accumulated OCI on Derivatives (effective Portion)	Amount of Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	Location of Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	Amounts of Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	Location of Gains (Losses) Recognized into Income (Ineffective Portion)	Amount of Gain (Losses) Recognized into income (Ineffective Portion)
Year ended December 31, 2021
Derivatives designated as hedging instruments— Forward currency forward contracts	$(76)	$(6)	Cost of revenue and operating expenses	$11	Selling, general and administrative expenses	$1
Derivatives designated as hedging instruments— Interest rate swaps	21	—	Finance expense	(5)	Selling, general and administrative expenses	—
Derivatives designated as hedging instruments— Cross currency swaps	(2)	—	Cost of revenue and operating expenses	(10)	Selling, general and administrative expenses	(1)
Derivatives designated as hedging instruments – Commodity hedge	29	—	Cost of revenue and operating expenses	24	Selling, general and administrative expenses	—

Year ended December 31, 2022
Derivatives designated as hedging instruments— Forward currency forward contracts	$(105)	$(93)	Cost of revenue and operating expenses	$(76)	Other income (expense)	(5)
Derivatives designated as hedging instruments— Interest rate swaps	55	—	Finance expense	6	Other income (expense)	—
Derivatives designated as hedging instruments— Cross currency swaps	72	—	Cost of revenue and operating expenses	—	Other income (expense)	4
Derivatives designated as hedging instruments – Commodity hedge	(5)	—	Cost of revenue and operating expenses	26	Other income (expense)	(8)

The following table presents the effect of derivatives not designated as hedging instruments on the consolidated statements of operations and comprehensive income (loss):

(in millions)	Location of Gains (Losses) Recognized in Income on Derivative	Amount of Gains (Losses) Recognized in Income on Derivative
Year ended December 31, 2020
Derivatives not designed as hedging instruments—foreign currency forwards contracts	Selling, general and administrative expenses	$6

Year ended December 31, 2021
Derivatives not designed as hedging instruments—foreign currency forwards contracts	Selling, general and administrative expenses	$(17)

Year ended December 31, 2022
Derivatives not designed as hedging instruments—foreign currency forwards contracts	Other income (expense)	$(22)